UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Address of Principal Executive Offices)

404-437-7420

800-595-4922

(Registrant’s Telephone Number)

Mr. James Llewellyn

WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

WorldCommodity Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares		Country	Market Value	% Net Assets

COMMON STOCKS

Agricultural Production
300	CF Industries Holdings, Inc.	USA	14,748
1,000	Mosaic Co.	USA	34,600
200	Potash Corp. of Saskatchewan, Inc.	Canada	14,644
800	Terra Industries, Inc.	USA	13,336
			77,328	19.59%

Agricultural-Grain Wholesale
1,000	Viterra, Inc.*	Canada	7,783	1.97%

Agricultural Production
3	J G Boswell	USA	1,278
7,086	PGG Wrightson Ltd.*	New Zealand	5,044
			6,322	1.60%

Engineering & Construction- Non-Ferrous Metals
3,000	Mesco, Inc.*	Japan	16,427	4.16%

Mining & Exploration - Nickel
50,000	Minara Resources, Inc.*	Australia	10,035	2.54%

Mining & Exploration - Precious Metals
400	Franco Nevada Corp.	Canada	6,974	1.77%
			6,974

Poultry Proccessing
300	Cagles Inc. Class A*	USA	537	0.14%

Transportation - Air
119	Groupe Aeroplan, Inc.	Canada	855	0.22%

Transportation - Railroads
200	Burlington Northern Sante Fe Corp.	USA	15,142	3.84%

TOTAL COMMON STOCKS (Cost $151,814)			141,403	35.83%

CORPORATE BONDS & NOTES
25,000	ABN AMRO Bank, N.V*:
	Rogers International Commodity Index® -
	Agriculture Excess Return (RICIA) Linked Securities,
	Medium-Term Notes, Series A, 06/29/09	UK	21,778

2,000	Swedish Export Credit Corp. ELEMENTS*
	Rogers International Commodity Index® -
	Agriculture Total ReturnSM Linked Securities,
	Medium-Term Notes, Series D, 10/24/22	Sweden	14,940

TOTAL CORPORATE BONDS & NOTES (Cost $38,135)			36,718	9.30%

EXCHANGE TRADED FUNDS
1,900	Direxion Shares ETF Energy Bull 3X	USA	74,062
600	Proshares Ultra Oil & Gas *	USA	17,334
			91,396

TOTAL EXCHANGE TRADED FUNDS (Cost $76,034)			91,396	23.16%

WARRANTS
700,000	Air China Warrant 7418*	China	910
160,000	Beijing Capital International Airport Warrant*	China	304
120,000	Chaoda Modern AG Warrant 03/2009*	H Kong	156
2,000,000	China Southern Airlines Warrant 02/2009*	China	3,800
3,600	Franco Nevada Warrants*	Canada	10,765
14,000	Sinofert Warrants 02/2009*	H Kong	137
100,000	Sinofert Warrants 03/2009*	H Kong	320
			16,392

TOTAL WARRANTS (Cost $34,118)			16,392	4.15%

MONEY MARKET FUNDS
110,047	Huntington Treasury Money Market IV, 0.02%**		110,047

TOTAL MONEY MARKET FUNDS (Cost $110,047)			110,047	27.88%

TOTAL INVESTMENTS (Cost $410,148)			395,156	100.12%

OTHER ASSETS LESS LIABILITIES			(454)	-0.12%

NET ASSETS			$ 394,702	100.00%

* Non Income producing securities
**Variable rate security; the rate shown represents the yield as of December 31, 2008.

PUT OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	UltraShort 20+ Year Treasury Proshares
1,000	January 2009 Put @ $36.00		800

TOTAL PUT OPTIONS (Cost $1,790)			800

NOTES TO FINANCIAL STATEMENTS
WorldCommodity Fund
1. SECURITY TRANSACTIONS

At December 31, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $410,148 amounted to $28,776 which consisted of aggregate gross unrealized appreciation of $21,406 and aggregate gross unrealized depreciation of $50,181.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

		Investment	Other
		in	Financial
Valuation Inputs of Asset		Securities	Instruments *
==========================================================================================================
Level 1 - Quoted prices		$ 395,956	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 395,956	$ -

		Investment	Other
		in	Financial
Valuation Inputs of Liabilities		Securities	Instruments *
==========================================================================================================
Level 1 - Quoted prices		$ 800	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 800	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

*James Llewellyn

President and Treasurer

Date March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

*James Llewellyn

President and Treasurer

Date March 2, 2009

* Print the name and title of each signing officer under his or her signature.